UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-08637
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The Pacific Corporate Group Private Equity Fund
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               (Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200, La Jolla, California, 92037 (Address of principal executive offices) (Zip code)

The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street,
                                                         Wilmington, Delaware
                                                                        19801
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(Name and address of agent for service)


Registrant's telephone number, including area code: 858-456-6000

Date of fiscal year end:  03/31/05
                        ---------------------

Date of reporting period:  12/31/04
                        ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.












Item 1.    Schedule of Investments.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of December 31, 2004
                                                                                                          Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets
Direct Investments:

Manufacturing:
   ADCO Global, Inc.
   Raleigh, NC
   Adhesives, sealants and coatings
   8,637 shares of redeemable exchangeable
     cumulative preferred stock                                        $      863,700   $     1,000,000
   1,000 shares of common stock                                             1,000,000         1,000,000
                                                                       --------------   ---------------

       Total Manufacturing                                                  1,863,700         2,000,000         2.75%
                                                                       --------------   ---------------      --------

Telecommunications:
   Integra Telecom, Inc.
   Portland, OR
   Facilities-based, integrated communications provider
   4,000,000 shares of Series F preferred stock                             1,000,000                 0
   Warrant to purchase 71,222 shares of Class A voting
       common stock at $.05 per share, expiring 1/14/10                             0                 0
   185,000 shares of Series H preferred stock                                 185,000           555,000
   Warrant to purchase 637,788 shares of Class A voting
     common stock at $.0005 per share, expiring 7/03/12                             0                 0
                                                                       --------------   ---------------
                                                                            1,185,000           555,000         0.76%
                                                                       --------------   ---------------
   VS&A HW Holding, LLC
   Washington, D.C
   Holding company for investment in Hanley-Wood, LLC, a business to business company providing publishing trade show and related media for residential building industry
   1.779% membership interest in VS&A HW Holding LLC                        3,000,000         4,687,932         6.44%

   Hanley-Wood Holdings, LLC Washington, D.C.
   A business to business company providing publishing trade
   show and related media for the residential building industry
   $332,128 face value 13.25% Senior Note due 1/31/11 (A)                     292,466           292,466
   $33,005 13.25% PIK Senior Note due 1/31/11                                  33,005            33,005
   Warrant to purchase .03653% of Hanley-Wood
     Holdings, LLC at $.0003653, expiring 1/31/13                              47,128            47,128
                                                                       --------------   ---------------
                                                                              372,599           372,599         0.51%
                                                                       --------------   ---------------      --------

       Total Telecommunications                                             4,557,599         5,615,531         7.71%
                                                                       --------------   ---------------      --------

Total Direct Investments                                                    6,421,299         7,615,531        10.46%
                                                                       --------------   ---------------      --------




THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2004
                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets


Indirect Investments:

International:
   CVC European Equity Partners II L.P.                                $    3,283,644   $     6,186,983         8.50%
   $7,500,000 original capital commitment
   .397% limited partnership interest

   Hicks, Muse, Tate & Furst Latin America Fund, L.P.                       1,861,248         1,300,192         1.79%
                                                                       --------------   ---------------      --------
   $2,500,000 original capital commitment
   .260% limited partnership interest

       Total International                                                  5,144,892         7,487,175        10.29%
                                                                       --------------   ---------------      --------

Large Corporate Restructuring:
   Apollo Investment Fund IV, L.P.                                          3,274,756         4,811,503         6.61%
   $5,000,000 original capital commitment
   .139% limited partnership interest

   Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                           3,500,000         1,721,822         2.37%
                                                                       --------------   ---------------      --------
   $5,000,000 original capital commitment
   .124% limited partnership interest

       Total Large Corporate Restructuring                                  6,774,756         6,533,325         8.98%
                                                                       --------------   ---------------      --------

Medium Corporate Restructuring:
   Aurora Equity Partners II L.P.                                           4,541,378         5,440,331         7.48%
   $5,000,000 original capital commitment
   .663% limited partnership interest

   Fenway Partners Capital Fund II, L.P.                                    3,630,150         3,431,051         4.72%
   $5,000,000 original capital commitment
   .550% limited partnership interest

   Parthenon Investors, L.P.                                                3,101,381         2,106,480         2.90%
   $3,500,000 original capital commitment
   .990% limited partnership interest

   Thomas H. Lee Equity Fund IV, L.P.                                       7,283,666         6,319,696         8.69%
                                                                       --------------   ---------------      --------
   $10,000,000 original capital commitment
   .342% limited partnership interest

       Total Medium Corporate Restructuring                                18,556,575        17,297,558        23.79%
                                                                       --------------   ---------------      --------





THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2004
                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets


Sector Focused:
   First Reserve Fund VIII, L.P.                                       $    3,242,355   $     3,117,000         4.28%
   $5,000,000 original capital commitment
   .616% limited partnership interest

   Providence Equity Partners III, L.P.                                       886,027           416,503         0.57%
   Providence Equity Offshore Partners III, L.P.                              113,973               745         0.00%
                                                                       --------------   ---------------      --------
   $3,500,000 original capital commitment                                   1,000,000           417,248         0.57%
                                                                       --------------   ---------------      --------
   .372% limited partnership interest

   VS&A Communications Partners III, L.P.                                   2,328,925         2,358,852         3.24%
                                                                       --------------   ---------------      --------
   $3,000,000 original capital commitment
   .310% limited partnership interest

       Total Sector Focused                                                 6,571,280         5,893,100         8.09%
                                                                       --------------   ---------------      --------

Small Corporate Restructuring:
   American Securities Partners II, L.P.                                    2,355,845         2,197,806         3.02%
   $5,000,000 original capital commitment
   1.429% limited partnership interest

   Sentinel Capital Partners II, L.P.                                       3,000,242         6,227,291         8.56%
   $5,000,000 original capital commitment
   3.973% limited partnership interest

   Washington & Congress Capital Partners, L.P.
   (f/k/a Triumph Partners III, L.P.)                                       3,809,685         2,165,504         2.98%
                                                                       --------------   ---------------      --------
   $5,000,000 original capital commitment
   .831% limited partnership interest

       Total Small Corporate Restructuring                                  9,165,772        10,590,601        14.56%
                                                                       --------------   ---------------      --------

Venture Capital:
   Alta California Partners II, L.P.                                        3,835,234         2,083,875         2.86%
   $4,000,000 original capital commitment
   1.783% limited partnership interest

   Atlas Venture Fund IV, L.P.                                                927,617           259,896         0.36%
   $1,540,000 original capital commitment
   .381% limited partnership interest





THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2004
                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value      Net Assets


   Bedrock Capital Partners I, L.P.                                    $    2,732,197   $     1,344,168         1.85%
   $5,000,000 original capital commitment
   4.189% limited partnership interest

   Sprout Capital VIII, L.P.                                                3,379,080         1,336,735         1.84%
                                                                       --------------   ---------------      --------
   $5,000,000 original capital commitment
   .667% limited partnership interest

       Total Venture Capital                                               10,874,128         5,024,674         6.91%
                                                                       --------------   ---------------      --------

Total Indirect Investments                                                 57,087,403        52,826,433        72.62%
                                                                       --------------   ---------------      --------

Total Portfolio Investments                                            $   63,508,702   $    60,441,964        83.08%
                                                                       ==============   ===============      ========


(A) The   cost   of  debt   securities   is   adjusted   for
    amortization of discount on such securities.

Item 2.  Controls and Procedures.

Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting


Item 3.  Exhibits.

Certifications attached hereto.

                                                                      SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund

By  /s/ Christopher J. Bower
   -------------------------------------------------------------------
     Christopher J. Bower
     President / Principal Executive Officer

Date:    April 28, 2005
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     Pursuant to the  requirements  of the Investment  Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher J. Bower
    ------------------------------------------------------------------
     Christopher J. Bower
     President / Principal Executive Officer

Date:    April 28, 2005
     -----------------------------------------------------------------

By  /s/ Philip M. Posner
    ------------------------------------------------------------------
     Philip M. Posner
     Vice President, Treasurer and Secretary/ Principal Financial Officer

Date:   April 28, 2005
     ------------------------------------------------------------------